Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) ¥ in Thousands	12 Months Ended
Feb. 29, 2024 CNY (¥)
Fair Value, Nonrecurring | Property and Equipment, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	¥ 3,674